Cover	Jan. 23, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K filed by urban-gro, Inc. (the “Company”) on January 29, 2026 (the “Original Report”) relating to the Company’s entry into certain Purchase and Subscription Agreements with accredited investors. The purpose of this Amendment is to clarify the number of shares of common stock issued pursuant to the Subscription Agreements.
Document Period End Date	Jan. 23, 2026
Entity File Number	001-39933
Entity Registrant Name	URBAN-GRO, INC.
Entity Central Index Key	0001706524
Entity Tax Identification Number	46-5158469
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1751 Panorama Point
Entity Address, Address Line Two	Unit G
Entity Address, City or Town	Lafayette
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80026
City Area Code	720
Local Phone Number	390-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	UGRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false